Fair Value Measurements - Measurements (Details)	Mar. 31, 2023 Y $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 Y	Dec. 31, 2022
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	12.24	13.36
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	11.50	11.50
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	5.00	5.00	5.00
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	19.30		0.0774	7.74
Risk-free rate of return
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	3.64			0.0399
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs	0.00			0.0000